Document and Entity Information	Aug. 11, 2022
Cover [Abstract]
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC /DE
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CHH
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001046311
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-13393
Entity Tax Identification Number	52-1209792
Entity Address, Address Line One	1 Choice Hotels Circle
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(301)
Local Phone Number	592-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false